Discontinued Operations (Details) - Schedule of Assets and Liabilities of the Discontinued Group - Discontinued Operations [Member] - 365 Cannabis [Member] - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 30, 2022	Dec. 31, 2021
Discontinued Operations (Details) - Schedule of Assets and Liabilities of the Discontinued Group [Line Items]
Cash and restricted cash		$ 305,500	$ 305,500	$ 1,354,899
Accounts receivable, net		112,444	112,444	530,086
Prepaid expenses & other current assets		578,393	578,393	258,042
Fixed assets		63,764	63,764	87,123
Capitalized software, net		828,555	828,555	371,023
Intangible assets, net		3,241,372	3,241,372	15,056,111
Goodwill				14,098,384
Other noncurrent assets				9,700
Total assets		5,130,028	5,130,028	31,765,368
Accounts payable, accrued expenses and other current liabilities		1,034,426	1,034,426	677,747
Deferred revenue		994,713	994,713	2,672,019
Deferred revenue, noncurrent		217,083	217,083	336,773
Total liabilities		2,246,222	2,246,222	3,686,539
Current assets held for sale		5,130,028		2,143,027
Noncurrent assets held for sale				29,622,341
Total assets held for sale		5,130,028	5,130,028	31,765,368
Current liabilities held for sale		2,246,222		3,349,766
Noncurrent liabilities held for sale				336,773
Total liabilities held for sale		$ 2,246,222	$ 2,246,222	$ 3,686,539